CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2010
Cash and Cash Equivalents (Tables) [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]	Components of Cash and Cash equivalents
	12/31/2010	12/31/2009
Cash and due from banks	5,568	5,355
Interest-bearing deposits in other banks	32,365	60,101
TOTAL	37,933	65,456